Income Tax - Schedule of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets [Line Items]
Balance as of beginning	$ 57,027	$ 28,680
Charged to statement of operations	(13,765)	28,347
Balance as of ending	43,262	57,027
Property, plant and equipment [Member]
Schedule of Deferred Tax Assets [Line Items]
Balance as of beginning	942	798
Charged to statement of operations	86	144
Balance as of ending	1,028	942
Intangible assets [Member]
Schedule of Deferred Tax Assets [Line Items]
Balance as of beginning	56,085	27,882
Charged to statement of operations	(13,851)	28,203
Balance as of ending	$ 42,234	$ 56,085